WARRANT LIABILITIES (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 14, 2022	Jun. 13, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities	$ 338			$ 0
Fair value gain on warrants	4,200
Estimate of Fair Value Measurement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrant liabilities	$ 300
Redeemable Warrants | Class A common stock
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		10,000,000	10,000,000
Exercise price of warrants (in dollars per share)			$ 11.5
Warrants and rights outstanding		$ 6,000	$ 10,000
Number of shares issuable per each warrant (in shares)		1
Private Placement Warrant
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		6,000,000
Exercise price of warrants (in dollars per share)			$ 11.5